Cash and cash equivalents - Summary Of Cash Outflow Related To Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Cash Outflow Related To Leases [Abstract]
Within operating cash flows	¥ (5,794)	¥ (6,528)	¥ (7,457)
Within investing cash flows	(343)	(45)	(224)
Within financing cash flows	(21,613)	(20,670)	(17,784)
Total	¥ (27,750)	¥ (27,243)	¥ (25,465)